Real Estate Owned (FY) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Real Estate [Line Items]
Accumulated Depreciation	$ (1,330)			$ (1,330)		$ (931)	$ (219)
Real Estate Owned, net	0			0		26,510	35,333
Depreciation expense	200	$ 300		400	$ 500	1,000	200
Real estate acquired through foreclosure, liabilities						19,500
Gain on extinguishment of debt	0	$ 438		0	$ 438	3,678	0	$ 0
Impairment of real estate			$ 400
Land
Real Estate [Line Items]
Real estate owned						1,887	1,887
Building and Improvements
Real Estate [Line Items]
Real estate owned						21,989	33,664
Furniture, Fixtures and Equipment
Real Estate [Line Items]
Real estate owned						3,565	0
Chicago, Illinois
Real Estate [Line Items]
Real Estate Owned, net						16,300
Extinguishment of debt, amount						11,000
Gain on extinguishment of debt						3,200
Hotel | Chicago, Illinois
Real Estate [Line Items]
Accumulated Depreciation							(86)
Real Estate Owned, net							8,024
Hotel | Chicago, Illinois | Land
Real Estate [Line Items]
Real estate owned							0
Hotel | Chicago, Illinois | Building and Improvements
Real Estate [Line Items]
Real estate owned							8,110
Hotel | Chicago, Illinois | Furniture, Fixtures and Equipment
Real Estate [Line Items]
Real estate owned							0
Office | Jeffersonville, Indiana
Real Estate [Line Items]
Accumulated Depreciation						(931)	(133)
Real Estate Owned, net	26,111			26,111		26,510	27,309
Office | Jeffersonville, Indiana | Land
Real Estate [Line Items]
Real estate owned	1,887			1,887		1,887	1,887
Office | Jeffersonville, Indiana | Building and Improvements
Real Estate [Line Items]
Real estate owned	21,989			21,989		21,989	25,554
Office | Jeffersonville, Indiana | Furniture, Fixtures and Equipment
Real Estate [Line Items]
Real estate owned	$ 3,565			$ 3,565		$ 3,565	$ 0